Per share amounts (Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation	¥ 2,076,183	¥ 1,882,873	¥ 2,493,983
Accretion to Mezzanine equity	(4,850)	(4,850)	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(12,434)	(9,938)	(7,442)
Net income attributable to Toyota Motor Corporation, basic	2,058,899	1,868,085	2,481,692
Effect of dilutive securities
Model AA Class Shares	17,284	14,788	12,291
Assumed exercise of dilutive stock options		0	(4)
Net income attributable to Toyota Motor Corporation, diluted	¥ 2,076,183	¥ 1,882,873	¥ 2,493,979
Weighted-average shares, basic	2,798,918	2,871,534	2,947,365
Effect of dilutive securities
Model AA Class Shares	47,100	47,100	47,100
Assumed exercise of dilutive stock options		40	301
Weighted-average shares, diluted	2,846,018	2,918,674	2,994,766
Net income attributable to Toyota Motor Corporation per share, basic	¥ 735.61	¥ 650.55	¥ 842.00
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 729.50	¥ 645.11	¥ 832.78